Postemployment benefit plans (Details 7) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2014
U.S. Pension Benefits
Expected cash flow for pension and other Postretirement benefit plans
Employer contribution expected for 2015	$ 30
Expected benefit payments for 2015	890
Expected benefit payments for 2016	910
Expected benefit payments for 2017	920
Expected benefit payments for 2018	930
Expected benefit payments for 2019	940
Expected benefit payments from 2020-2024	4,790
Total expected benefit payments	9,380
Non-U.S. Pension Benefits
Expected cash flow for pension and other Postretirement benefit plans
Employer contribution expected for 2015	160
Expected benefit payments for 2015	220
Expected benefit payments for 2016	200
Expected benefit payments for 2017	190
Expected benefit payments for 2018	190
Expected benefit payments for 2019	200
Expected benefit payments from 2020-2024	1,140
Total expected benefit payments	2,140
Other Postretirement Benefits
Expected cash flow for pension and other Postretirement benefit plans
Employer contribution expected for 2015	200
Expected benefit payments for 2015	320
Expected benefit payments for 2016	320
Expected benefit payments for 2017	320
Expected benefit payments for 2018	330
Expected benefit payments for 2019	330
Expected benefit payments from 2020-2024	1,630
Total expected benefit payments	3,250
Other postretirement benefits, Medicare Part D subsidy expected
Other postretirement benefits, Medicare Part D subsidy expected in 2015	15
Other postretirement benefits, Medicare Part D subsidy expected in 2016	15
Other postretirement benefits, Medicare Part D subsidy expected in 2017	15
Other postretirement benefits, Medicare Part D subsidy expected in 2018	15
Other postretirement benefits, Medicare Part D subsidy expected in 2019	20
Other postretirement benefits, Medicare Part D subsidy expected from 2020-2024	95
Total expected Medicare D subsidy receipts	$ 175